Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 13, 2021	Mar. 22, 2021	Jan. 18, 2021	Jun. 30, 2021	Jun. 30, 2021	Mar. 25, 2021
Related Party Transactions (Details) [Line Items]
Aggregate of purchase price			$ 25,000
Promissory note			300,000
Borrowing amount			$ 160,000
Working capital loans				$ 1,500,000	$ 1,500,000
Price per warrant (in Dollars per share)				$ 1.50	$ 1.50
Monthly office rent					$ 20,000
Administrative expenses				$ 60,000	80,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants (in Shares)						6,333,333
Exercise price (in Dollars per share)						$ 1.50
Generating gross proceeds					9,500,000
Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Generating gross proceeds					$ 651,891
Purchase an additional private placement warrants (in Shares)	434,594
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)			1,312,500
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				9,564,864	9,564,864
Forfeited shares (in Shares)	497,636
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of ordinary shares (in Shares)			11,500,000
Ordinary shares par value (in Dollars per share)			$ 0.0001
Shares forfeited (in Shares)		1,437,500
Class B Ordinary Shares [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)			11,500,000
Class B Ordinary Shares [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)			10,062,500
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				5,422,279	5,422,279
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Exercise price (in Dollars per share)				$ 11.50	$ 11.50